Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 210,978	$ 146,041
Unearned Premiums	4,281	2,996
Case Reserves	100,980	102,869
Incurred But Not Reported Reserves	7,446	7,675
Universal life and other products no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	672	668
Unearned Premiums	2	2
Case Reserves	633	635
Incurred But Not Reported Reserves	1	1
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	207,348	142,337
Unearned Premiums	3,854	2,646
Case Reserves	29,099	23,117
Incurred But Not Reported Reserves	3,003	2,102
Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	2,958	3,036
Unearned Premiums	12	13
Case Reserves	131	178
Incurred But Not Reported Reserves	38	40
Group term life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	51	37
Case Reserves	7,176	7,733
Incurred But Not Reported Reserves	503	692
Group disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	134	103
Case Reserves	63,087	69,823
Incurred But Not Reported Reserves	3,007	3,612
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	2
Case Reserves	672	1,007
Incurred But Not Reported Reserves	23	33
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	175	134
Case Reserves	34	43
Incurred But Not Reported Reserves	368	465
Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	48	58
Case Reserves	148	333
Incurred But Not Reported Reserves	499	724
Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	3	1
Case Reserves	0	0
Incurred But Not Reported Reserves	$ 4	$ 6